Other financial liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 warrant $ / shares
Statements [Line Items]
Number of warrants granted in share-based payment arrangement | warrant	22,391,490
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares	$ 15.00
Description of expected timing of outflows, contingent liabilities in business combination	The purchase price of the acquisition of New Britannia Mine and Mill contained an option (European) that pays the seller $5,000 if the price of gold was equal to or above $1,400/oz on May 4, 2018.